CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Common stock	Preferred stock Series A Preferred stock	Preferred stock Series B Preferred stock	Additional paid in capital	Accumulated comprehensive loss	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2019	$ 90	$ 10,722,511			$ 138,954	$ (5,834,051)	$ 5,027,504
Balance at the beginning (in shares) at Dec. 31, 2019	9,000,000	9,260,547
Net loss						(4,630,168)	(4,630,168)	[1]
Conversion of convertible notes		$ 2,000,000					2,000,000
Conversion of convertible notes (in shares)		816,326
Stock-based compensation expenses				$ (181,191)			(181,191)
Foreign currency translation adjustments					107,249		107,249	[1]
Balance at the end at Dec. 31, 2020	$ 90	$ 12,722,511		181,191	246,203	(10,464,219)	2,685,776
Balance at the end (in shares) at Dec. 31, 2020	9,000,000	10,076,873
Net loss						(14,472,494)	(14,472,494)	[1]
Issuance of warrant				345,880			345,880
Issuance of common stock upon settlement of restricted stock units				767,908			767,908
Issuance of common stock upon settlement of restricted stock units (in shares)	3,411,057
Conversion of convertible notes			$ 8,848,947				8,848,947
Conversion of convertible notes (in shares)			3,764,020
Stock-based compensation expenses				(83,843)			(83,843)
Issuance of series B preferred Stock			$ 29,710,000				29,710,000
Issuance of Class B ordinary shares to Sponsor (in shares)			8,221,262
Exercise of stock-based awards				17,005			17,005
Exercise of stock-based awards (in shares)	25,375
Foreign currency translation adjustments					(7,467,497)		(7,467,497)	[1]
Balance at the end at Dec. 31, 2021	$ 90	$ 12,722,511	$ 38,558,947	1,395,827	(7,221,294)	(24,936,713)	20,519,368
Balance at the end (in shares) at Dec. 31, 2021	12,436,432	10,076,873	11,985,282
Balance at the end at Dec. 31, 2021	$ 90	$ 12,722,511	$ 38,558,947	1,395,827	(7,221,294)	(24,936,713)	20,519,368
Balance at the end (in shares) at Dec. 31, 2021	12,436,432	10,076,873	11,985,282
Net loss						(14,245,878)	(14,245,878)
Stock-based compensation expenses				(1,657,709)			(1,657,709)
Exercise of stock-based awards				5,174			5,174
Exercise of stock-based awards (in shares)	15,625
Foreign currency translation adjustments					(336,705)		(336,705)
Balance at the end at Dec. 31, 2022	$ 90	$ 12,722,511	$ 38,558,947	$ 3,058,710	$ (7,557,999)	$ (39,182,591)	$ 7,599,668
Balance at the end (in shares) at Dec. 31, 2022	12,452,057	10,076,873	11,985,282

[1]	See restatement of financial statements in note 2.4 for further details.